Consolidating Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 19, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Patient service operating revenues		$ 1,810,604	$ 1,757,830	$ 1,661,233	$ 1,562,313	$ 1,604,615	$ 1,607,008	$ 1,543,855	$ 1,516,271	$ 6,462,810	$ 6,043,543	$ 5,757,946
Less: Provision for uncollectible accounts related to patient service operating revenues										(190,234)	(166,301)	(156,395)
Net patient service operating revenues										6,272,576	5,877,242	5,601,551
Other revenues										519,404	394,507	342,702
Total net operating revenues										6,791,980	6,271,749	5,944,253
Operating expenses										5,661,198	5,275,189	5,004,625
Operating income		330,112	318,712	246,624	235,334	255,258	256,745	242,512	242,045	1,130,782	996,560	939,628
Debt (expense)	(74,431)									(241,090)	(255,989)	(185,755)
Other income, net										2,982	3,419	3,706
Income tax expense										315,744	260,052	278,213
Income from continuing operations										576,930	483,938	479,366
Income from operations of discontinued operations net of tax		(1,307)	(2,612)	253	131	93	(95)	(89)	372	(3,535)	281	393
Net income										573,395	484,219	479,759
Less: Net income attributable to noncontrolling interests										(95,394)	(78,536)	(57,075)
Net income attributable to DaVita Inc.		148,123	135,361	100,015	94,502	69,020	119,387	107,853	109,423	478,001	405,683	422,684
DaVita Inc.
Condensed Financial Statements, Captions [Line Items]
Other revenues										457,460	431,780	401,058
Total net operating revenues										457,460	431,780	401,058
Operating expenses										301,255	259,302	246,578
Operating income										156,205	172,478	154,480
Debt (expense)										(242,730)	(257,243)	(188,109)
Other income, net										229,658	165,934	186,189
Income tax expense										56,681	31,656	60,414
Equity earnings in subsidiaries										391,549	356,170	330,538
Income from continuing operations										478,001	405,683	422,684
Net income										478,001	405,683	422,684
Net income attributable to DaVita Inc.										478,001	405,683	422,684
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Patient service operating revenues										5,040,599	4,833,255	4,711,694
Less: Provision for uncollectible accounts related to patient service operating revenues										(127,049)	(120,112)	(108,031)
Net patient service operating revenues										4,913,550	4,713,143	4,603,663
Other revenues										486,989	362,194	294,145
Total net operating revenues										5,400,539	5,075,337	4,897,808
Operating expenses										4,699,956	4,495,604	4,267,001
Operating income										700,583	579,733	630,807
Debt (expense)										(218,182)	(163,034)	(181,853)
Other income, net										1,583	1,837	2,718
Income tax expense										248,139	220,867	218,618
Equity earnings in subsidiaries										184,404	157,278	94,964
Income from continuing operations										420,249	354,947	328,018
Income from operations of discontinued operations net of tax										(4,191)	172	180
Net income										416,058	355,119	328,198
Net income attributable to DaVita Inc.										416,058	355,119	328,198
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Patient service operating revenues										1,471,910	1,229,013	1,070,979
Less: Provision for uncollectible accounts related to patient service operating revenues										(63,185)	(46,189)	(48,364)
Net patient service operating revenues										1,408,725	1,182,824	1,022,615
Other revenues										69,708	59,246	76,415
Total net operating revenues										1,478,433	1,242,070	1,099,030
Operating expenses										1,204,439	997,721	944,689
Operating income										273,994	244,349	154,341
Debt (expense)										(9,215)	(1,277)	(1,721)
Other income, net										778	1,213	727
Income tax expense										10,924	7,529	(819)
Income from continuing operations										254,633	236,756	154,166
Income from operations of discontinued operations net of tax										656	109	213
Net income										255,289	236,865	154,379
Net income attributable to DaVita Inc.										255,289	236,865	154,379
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Patient service operating revenues										(49,699)	(18,725)	(24,727)
Net patient service operating revenues										(49,699)	(18,725)	(24,727)
Other revenues										(494,753)	(458,713)	(428,916)
Total net operating revenues										(544,452)	(477,438)	(453,643)
Operating expenses										(544,452)	(477,438)	(453,643)
Debt (expense)										229,037	165,565	185,928
Other income, net										(229,037)	(165,565)	(185,928)
Equity earnings in subsidiaries										(575,953)	(513,448)	(425,502)
Income from continuing operations										(575,953)	(513,448)	(425,502)
Net income										(575,953)	(513,448)	(425,502)
Less: Net income attributable to noncontrolling interests										(95,394)	(78,536)	(57,075)
Net income attributable to DaVita Inc.										$ (671,347)	$ (591,984)	$ (482,577)